Putnam Investments
One Post Office Square
Boston, MA 02109
March 7, 2017

VIA EDGAR

Jaea Hahn, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam Global Natural Resources Fund (Securities Act File No. 333-215824 and
Investment Company Act File No. 811-03061)—Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam Global Natural Resources Fund (the “Fund”) is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam Global Energy Fund, a series of Putnam Funds Trust, into the Fund.

By separate correspondence filed on March 7, 2017, the Fund and Putnam Retail Management, Limited Partnership requested acceleration of the effective date of the Registration Statement so that it becomes effective on March 8, 2017, or as soon thereafter as possible.

I may be reached at 1-617-760-0044, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Caitlin E. Robinson
Caitlin E. Robinson

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments